Pay vs Performance Disclosure - USD ($)	4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	May 03, 2022	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table provides information required by Item 402(v) of Regulation S-K. For information regarding the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”
							Year-end value Of SI00 invested on 12/31/2019 in:
Year	Summary Compensation Table Total for Paul Hennessy (1) $	Compensation Actually Paid to Paul Hennessy (1)(2)(5) $	Summary Compensation Table Total for Stan Pavlovsky(3) $	Compensation Actually Paid to Stan Pavlovsky (2)(3)(5)	Average Summary Compensation Table Total for Non-CEO NEOs(4) $	Average Compensation Actually Paid to Non-CEO NEOs(2)(4)(5) $	SSTK Total Shareholder Return $	S&P Software & Svcs Total Shareholder Return $	Net Income (in millions) $	Adj. EBITDA (in millions) $
2023	8,113,511	5,010,678	n/a	n/a	6,195,115	4,169,842	119.64	149.0	110.3	240.8
2022	20,883,260	18,201,281	5,913,330	(16,980,341)	4,003,445	(5,794,986)	127.83	107.5	76.1	218.1
2021	n/a	n/a	5,717,651	22,508,915	3,394,474	13,395,666	264.65	163.9	91.9	193.1
2020	n/a	n/a	7,025,759	17,165,333	2,418,455	5,675,640	169.71	152.2	71.8	154.9
(1)	Paul Hennessy became CEO of the Company on July 1, 2022.
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:
	2023	2022		2021	2020
	Paul Hennessy	Paul Hennessy	Stan Pavlovsky	Stan Pavlovsky	Stan Pavlovsky
Total Compensation from Summary Compensation Table	$8,113,511	$20,883,260	$5,913,330	$5,717,651	$7,025,759
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(6,644,157)	$(19,912,380)	$(5,636,921)	$(4,131,482)	$(5,583,809)
Year-end fair value of unvested awards granted in the current year	$4,965,639	$17,317,782	$—	$6,574,913	$12,795,497
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(1,069,552)	$—	$—	$11,058,098	$3,180,653
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—
Difference in fair values between prior values and vest date fair value for awards granted in prior years	$(354,764)	$(87,381)	$(3,320,357)	$3,289,735	$(252,767)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$(13,936,393)	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(3,102,833)	$(2,681,979)	$(22,893,671)	$16,791,264	$10,139,574
Compensation Actuallv Paid (as calculated)	$5,010,678	$18,201,281	$(16,980,341)	$22,508,915	$17,165,333
	2023	2022	2021	2020
	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$6,195,115	$4,003,445	$3,394,474	$2,418,455
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(5,543,886)	$(3,416,284)	$(2,788,734)	$(1,795,052)
Year-end fair value of unvested awards granted in the current year	$3,490,147	$1,413,942	$4,664,241	$3,546,374
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(737,047)	$(6,157,849)	$6,217,305	$1,581,201
Fair values at vest date for awards granted and vested in current year	$—	$25,894	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$765,513	$(1,304,882)	$1,908,380	$(75,338)
Forfeitures during current year equal to prior year-end fair value	$—	$(359,251)	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(2,025,273)	$(9,798,431)	$10,001,192	$3,257,185
Compensation Actuallv Paid (as calculated)	$4,169,842	$(5,794,986)	$13,395,666	$5,675,640
(3)	Stan Pavlovsky became CEO of the Company on April 1, 2020 and served until May 3, 2022.
(4)	Non-CEO NEOs reflect the average summary Compensation Table total compensation and average Compensation Actuary Paid for the folowag executives by years:
2023: Jonathan Oringer, Jarrod Yahes and John Caine
2022: Jonathan Oringer, Jarrod Yahes and Peter Sivio
2021: Jonathan Oringer, Jarrod Yahes and Peter Sivio
2020: Jonathan Oringer, Jarrod Yahes, Peter Sivio, Steve Ciardiello and Abraham Muchnick
(5)	Compensation Actually Paid for 2022, 2021, and 2020 as reflected in last year’s disclosure have been adjusted to incorporate changes in valuation assumptions used.

Company Selected Measure Name				Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Paul Hennessy became CEO of the Company on July 1, 2022.
(3)	Stan Pavlovsky became CEO of the Company on April 1, 2020 and served until May 3, 2022.
(4)	Non-CEO NEOs reflect the average summary Compensation Table total compensation and average Compensation Actuary Paid for the folowag executives by years:
2023: Jonathan Oringer, Jarrod Yahes and John Caine
2022: Jonathan Oringer, Jarrod Yahes and Peter Sivio
2021: Jonathan Oringer, Jarrod Yahes and Peter Sivio
2020: Jonathan Oringer, Jarrod Yahes, Peter Sivio, Steve Ciardiello and Abraham Muchnick

Adjustment To PEO Compensation, Footnote
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:
	2023	2022		2021	2020
	Paul Hennessy	Paul Hennessy	Stan Pavlovsky	Stan Pavlovsky	Stan Pavlovsky
Total Compensation from Summary Compensation Table	$8,113,511	$20,883,260	$5,913,330	$5,717,651	$7,025,759
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(6,644,157)	$(19,912,380)	$(5,636,921)	$(4,131,482)	$(5,583,809)
Year-end fair value of unvested awards granted in the current year	$4,965,639	$17,317,782	$—	$6,574,913	$12,795,497
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(1,069,552)	$—	$—	$11,058,098	$3,180,653
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—
Difference in fair values between prior values and vest date fair value for awards granted in prior years	$(354,764)	$(87,381)	$(3,320,357)	$3,289,735	$(252,767)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$(13,936,393)	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(3,102,833)	$(2,681,979)	$(22,893,671)	$16,791,264	$10,139,574
Compensation Actuallv Paid (as calculated)	$5,010,678	$18,201,281	$(16,980,341)	$22,508,915	$17,165,333

Non-PEO NEO Average Total Compensation Amount				$ 6,195,115	$ 4,003,445	$ 3,394,474	$ 2,418,455
Non-PEO NEO Average Compensation Actually Paid Amount				$ 4,169,842	(5,794,986)	13,395,666	5,675,640
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:
	2023	2022	2021	2020
	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$6,195,115	$4,003,445	$3,394,474	$2,418,455
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(5,543,886)	$(3,416,284)	$(2,788,734)	$(1,795,052)
Year-end fair value of unvested awards granted in the current year	$3,490,147	$1,413,942	$4,664,241	$3,546,374
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(737,047)	$(6,157,849)	$6,217,305	$1,581,201
Fair values at vest date for awards granted and vested in current year	$—	$25,894	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$765,513	$(1,304,882)	$1,908,380	$(75,338)
Forfeitures during current year equal to prior year-end fair value	$—	$(359,251)	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(2,025,273)	$(9,798,431)	$10,001,192	$3,257,185
Compensation Actuallv Paid (as calculated)	$4,169,842	$(5,794,986)	$13,395,666	$5,675,640

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between “Compensation Actually Paid” and Performance
The following charts address the relationship between compensation “actually paid” as disclosed in the Pay vs. Performance Table and:
•	the Company’s cumulative TSR;

Compensation Actually Paid vs. Net Income
Relationship Between “Compensation Actually Paid” and Performance
The following charts address the relationship between compensation “actually paid” as disclosed in the Pay vs. Performance Table and:
•	the Company’s net income; and

Compensation Actually Paid vs. Company Selected Measure
Relationship Between “Compensation Actually Paid” and Performance
The following charts address the relationship between compensation “actually paid” as disclosed in the Pay vs. Performance Table and:
•	the Company’s Adjusted EBITDA.

Total Shareholder Return Vs Peer Group
Relationship Between “Compensation Actually Paid” and Performance
The following charts address the relationship between compensation “actually paid” as disclosed in the Pay vs. Performance Table and:
•	the Company’s cumulative TSR;

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following is a list of the financial performance measures that we believe are the most important financial performance measures used to link NEO compensation to company performance:
•	Adjusted EBITDA,
•	Adjusted EBITDA Margin,
•	Revenue, and
•	Revenue growth.
For more information, see “Executive Compensation – Compensation Discussion & Analysis” in this proxy statement. Although we do not in practice use any performance measures to link compensation “actually paid” (as calculated herein) to company performance, we are providing this list in accordance with Item 402(v) of Regulation S-K to provide information on performance measures used by the Compensation Committee to determine NEO compensation.

Total Shareholder Return Amount				$ 119.64	127.83	264.65	169.71
Peer Group Total Shareholder Return Amount				149	107.5	163.9	152.2
Net Income (Loss)				$ 110,300,000	$ 76,100,000	$ 91,900,000	$ 71,800,000
Company Selected Measure Amount				240,800,000	218,100,000	193,100,000	154,900,000
PEO Name	Stan Pavlovsky	Paul Hennessy	Stan Pavlovsky	Paul Hennessy		Stan Pavlovsky
Measure:: 1
Pay vs Performance Disclosure
Name				Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name				Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name				Revenue
Measure:: 4
Pay vs Performance Disclosure
Name				Revenue growth
Paul Hennessy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 8,113,511	$ 20,883,260
PEO Actually Paid Compensation Amount				5,010,678	18,201,281
Stan Pavlovsky [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					5,913,330	$ 5,717,651	$ 7,025,759
PEO Actually Paid Compensation Amount					(16,980,341)	22,508,915	17,165,333
PEO | Paul Hennessy [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,102,833)	(2,681,979)
PEO | Paul Hennessy [Member] | Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,644,157)	(19,912,380)
PEO | Paul Hennessy [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,965,639	17,317,782
PEO | Paul Hennessy [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,069,552)	0
PEO | Paul Hennessy [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Paul Hennessy [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(354,764)	(87,381)
PEO | Paul Hennessy [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Paul Hennessy [Member] | Dividends or Dividend Equivalents not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Stan Pavlovsky [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(22,893,671)	16,791,264	10,139,574
PEO | Stan Pavlovsky [Member] | Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(5,636,921)	(4,131,482)	(5,583,809)
PEO | Stan Pavlovsky [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	6,574,913	12,795,497
PEO | Stan Pavlovsky [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	11,058,098	3,180,653
PEO | Stan Pavlovsky [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
PEO | Stan Pavlovsky [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,320,357)	3,289,735	(252,767)
PEO | Stan Pavlovsky [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(13,936,393)	0	0
PEO | Stan Pavlovsky [Member] | Dividends or Dividend Equivalents not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,025,273)	(9,798,431)	10,001,192	3,257,185
Non-PEO NEO | Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,543,886)	(3,416,284)	(2,788,734)	(1,795,052)
Non-PEO NEO | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,490,147	1,413,942	4,664,241	3,546,374
Non-PEO NEO | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(737,047)	(6,157,849)	6,217,305	1,581,201
Non-PEO NEO | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	25,894	0	0
Non-PEO NEO | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				765,513	(1,304,882)	1,908,380	(75,338)
Non-PEO NEO | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(359,251)	0	0
Non-PEO NEO | Dividends or Dividend Equivalents not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	$ 0	$ 0	$ 0